Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue Recognition

Breakdown of revenue recognition by product line is as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

Sale of products	5,503	7,412	4,791
Sub-contracting income	818	-	-
Other service income	-	-	14

Total revenue from contracts with customers	6,321	7,412	4,805

Breakdown of revenue recognition at a point of time / overtime is as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

Revenue recognized at a point of time	6,321	7,412	4,791
Revenue recognized over time	-	-	14

Total revenue from contracts with customers	6,321	7,412	4,805

Schedule of Movement of Contract Liabilities

Movement of contract liabilities are as follows:

	For the Years Ended March 31,
	2025	2026
	$	$

At the beginning of the year	10	10
Addition in the period	10	282
Revenue recognized from opening balance of contract liabilities	(10)	(10)
Revenue recognized from contract liabilities arising during current period	-	(57)
At the end of the year	10	225

Schedule of Exchange Rates

Exchange rates used to translate amounts in Chinese Renminbi, Myanmar Kyat and Euro into the U.S. dollars, the reporting currency are as follows:

	For the Years Ended March 31,
	2024	2025	2026
Items in the consolidated statement of operations:
Chinese Renminbi	7.15	7.14	7.04
Myanmar Kyat	2,103	2,510	3,536
Euro	-	-	8.91

	As of March 31,
	2025	2026
Balance sheet items, except for equity accounts
Chinese Renminbi	7.18	6.88
Myanmar Kyat	3,536	3,536
Euro	-	8.91